Financial Instruments with Off Balance Sheet Risk - Schedule of Financial Instruments Outstanding Whose Contract Amounts Represent Credit Risk (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Off Balance Sheet Risks Disclosure Information [Line Items]
Total	$ 901,375	$ 620,304	$ 164,138
Standby Letters of Credit
Fair Value Off Balance Sheet Risks Disclosure Information [Line Items]
Total	9,522	14,144	1,693
Commitments to Extend Credit
Fair Value Off Balance Sheet Risks Disclosure Information [Line Items]
Total	$ 891,853	$ 606,160	$ 162,445